Cash flow information - Cash used in operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss before income tax	¥ (1,551,254)	¥ (1,762,436)	¥ (1,163,816)
Depreciation and amortization	421,228	459,856	354,027
Net impairment losses on financial and contract assets (Note 4.1(b))	134,519	45,167	2,224
Gain on disposal of lease assets and derecognition of lease liabilities (Note 8)	(11)		(5,232)
Gain on disposal of property, plant and equipment (Note 8)	(1,302)	(13,267)
Expected credit loss on financial guarantee contracts	62,389	127,312	286,387
Share-based payments expenses (Note 26)	89,652	76,364	7,751
Net loss on derivatives (Note 8)	281,691	244	2,438
Net gain on financial assets at fair value through profits or loss (Note 8)	(49,447)	(38,891)	(102,582)
Share of losses of associate and joint venture (Note 14)	7,802	14,854	15,442
Gain on dilution of investment in associate (Note 14)	(2,511)		(7,641)
Finance costs	135,321	172,672	160,654
Interest from loans to related parties (Note 34(b))		(417)
Interest from restricted cash	(63,766)	(109,592)	(104,234)
Interest from treasury bills	(2,092)	(45)
Exchange loss/(gain) (Note 8)	(285,722)	8,569	10,951
Changes in working capital:
Trade receivables	(206,372)	(445,568)	(218,275)
Contract assets	(75,778)	(29,187)	(109,815)
Prepayments and other receivables	30,944	(95,163)	34,507
Trade and other payable	451,688	(358,837)	119,647
Contract liabilities	38,570	(4,184)	39,600
Customer deposits	405,853
Financial investments measured at amortized cost from banking operations	(602,291)
Payroll and welfare payables	87,198	136,824	188,829
Cash used in operations	¥ (693,691)	¥ (1,815,725)	¥ (489,138)